Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at Reporting Date Using
	Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2018:
Assets:
Term deposits and short term investments	912,594	93,398	819,196	—
Restricted cash	269,648	269,648	—	—
Available-for-sale debt investments	1,961,474	—	—	1,961,474
Financial assets — contingent returnable consideration	18,211	—	—	18,211
As of December 31, 2019:
Assets:
Term deposits and short term investments	1,271,889	488,488	783,401	—
Restricted cash	82,934	82,934	—	—
Available-for-sale debt investments	2,014,537	—	—	2,014,537
Financial assets — contingent returnable consideration	98,473	—	—	98,473
Liability:
Forward contract in relation to future disposal of investments in Particle	15,988	—	—	15,988

Reconciliation of fair value measurements of available-for-sale debt investments

The following table sets forth the reconciliation of the fair value measurements of available-for-sale debt investments from January 1, 2017 to December 31, 2019 (in thousands):

Fair Value Measurements of Available-for-sale Debt Investments
RMB
Beginning balance as of January 1, 2017	939,432
Change in fair value	321,538
Currency translation adjustment	(64,640)
Ending balance as of December 31, 2017	1,196,330
Change in fair value	698,592
Currency translation adjustment	64,552
Additional investments	2,000
Ending balance as of December 31, 2018	1,961,474
Change in fair value	1,385,379
Disposal of part available-for-sale debt investments	(1,390,031)
Currency translation adjustment	57,715
Ending balance as of December 31, 2019	2,014,537

Key inputs used in valuation of available-for-sale investments

The key inputs used in valuation of available-for-sale debt investments as of December 31, 2017, 2018 and 2019 were as follow:

	As of December 31,
	2017	2018		2019
		Under the Status Quo	Under the Trade Sale
		Scenario*	Scenario**
Discount rate	23%	22.5%	17%	N/A
Lack of marketability discount (“DLOM”)	25%	20%	15%	5%
Volatility	45.3%	44.5%	44.8%	45.7%
Revenue growth rate	5.0%-93.8%	3.7%-75.8%	3.7%-75.8%	N/A
Terminal growth rate	3%	3%	3%	N/A
Control premium	N/A	N/A	30%	N/A
Probability of each scenario	N/A	60%	40%	N/A

*Under the status quo scenario, the Company would not close the transaction contemplated under the LOI, and would keep holding the investments of convertible redeemable preferred shares in Particle and maintain the status quo.

**Under the trade sale scenario, the Company would close the transaction contemplated under the LOI, and the Company would go through trade sales on the investments of convertible redeemable preferred shares in Particle.

Reconciliation of the fair value measurements of financial assets - contingent returnable consideration	The following table sets forth the reconciliation of the fair value measurements of financial assets — contingent returnable consideration from January 1, 2018 to December 31, 2019 (in thousands):
Fair Value Measurements of Financial Assets — Contingent Returnable Consideration
RMB
Beginning balance as of January 1, 2018	—
Acquisition of Yitian Xindong	18,211
Ending balance as of December 31, 2018	18,211
Acquisition of noncontrolling interests in Yitian Xindong	18,211
Change in fair value	62,051
Ending balance as of December 31, 2019	98,473